360 FUNDS
420 Lexington Avenue, Suite 601
New York, New York 10170
(901) 680-5266

April 18, 2013

VIA EDGAR
Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:
360 Funds (“Registrant”) (File Nos. 333-123290 and 811-21726); on behalf of Snow Capital Focused Value Fund, Snow Capital Hedged Equity Fund, Snow Capital Market Plus Fund, Snow Capital Inflation Advantaged Equities Fund, Snow Capital Dividend Plus Fund, Snow Capital Mid Cap Value Fund and Stringer Growth Fund (“Funds”), each a series of the 360 Funds Trust

Ladies and Gentlemen:

Pursuant to Rule 497 of the General Rules and Regulations under the Securities Act of 1933, as amended, enclosed herewith please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to the Funds’ prospectuses. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the prospectuses that were included in Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission electronically on March 27, 2013 and was declared effective on March 28, 2013, and supplemented on April 3, 2013 pursuant to Rule 497.

If you have any questions concerning the foregoing, please call the undersigned at 215-830-8990.

Sincerely,
360 Funds

/s/ David F. Ganley

David F. Ganley
Secretary

cc:	Matthew A. Swendiman, Esq.
Graydon Head & Ritchey LLP
511 Walnut Street
Suite 1900
Cincinnati, Ohio 45202